Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets [Abstract]
Deferred income taxes—current	$ 3,912	[1]	$ 4,197	[1]
Income tax receivables	26,310		26,208
Prepaid expenses	47,447		48,250
Total	$ 77,669		$ 78,655

[1]	See Note 18, “Income Taxes.”